Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001795091
Document Type	POS AM
Entity Registrant Name	OS THERAPIES INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-283171), initially filed by OS Therapies Incorporated with the Securities and Exchange Commission (the “SEC”) on November 12, 2024 and declared effective by the SEC on January 13, 2025 (the “Registration Statement”).This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), to update the Registration Statement to include, among other things, our financial statements as at and for the year ended December 31, 2024, which was filed with the SEC on March 31, 2025, as part of our Annual Report on Form 10-K. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true